Annual Total Returns - Fidelity® Magellan® Fund [BarChart] - 03.31 Fidelity Magellan Fund K PRO-08 - Fidelity® Magellan® Fund - Fidelity Magellan Fund-Class K	May 29, 2021
Bar Chart Table:
Annual Return 2011	(11.43%)
Annual Return 2012	18.13%
Annual Return 2013	35.44%
Annual Return 2014	14.19%
Annual Return 2015	4.16%
Annual Return 2016	5.34%
Annual Return 2017	26.63%
Annual Return 2018	(5.58%)
Annual Return 2019	31.31%
Annual Return 2020	28.49%